Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000007302 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007302 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007302 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000007302 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007302 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007302 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007302 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007302 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007302 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007302 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000007302 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007302 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000007303 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007303 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000007303 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	24.30%
C000007303 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.20%
C000007303 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007303 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007303 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000007303 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007303 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007303 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000007303 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	98.10%
C000007303 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
C000007306 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007306 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007306 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007306 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007306 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007306 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007306 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007306 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007306 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007306 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007306 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007306 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007306 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007306 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000007306 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007306 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007306 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007306 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007306 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007306 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000007307 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
C000007307 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007307 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007307 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007307 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007307 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007307 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007307 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007307 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007307 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007307 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000007307 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
C000007307 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
C000007307 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	32.50%
C000007307 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
C000007307 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007307 [Member] | Capital Goods [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007307 [Member] | Consumer Cyclicals [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007307 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007307 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.10%
C000007310 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007310 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007310 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007310 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007310 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007310 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007310 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007310 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007310 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007310 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007310 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007310 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007310 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007310 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007310 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007310 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007310 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007310 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007310 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000007310 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000007310 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000007310 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007310 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000007311 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007311 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007311 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000007311 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007311 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000007311 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
C000007311 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007311 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000007311 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007311 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.40%
C000007311 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000007311 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007311 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007311 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007311 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007311 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007311 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007311 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000007311 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000007311 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000007311 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	37.70%
C000007311 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%
C000007311 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	61.00%
C000007312 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007312 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007312 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007312 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007312 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007312 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007312 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007312 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007312 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007312 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007312 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	88.60%
C000007312 [Member] | Telecom Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007312 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007312 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007312 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007312 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007312 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000007313 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%
C000007313 [Member] | NextEra Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007313 [Member] | Constellation Energy [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007313 [Member] | PG And E Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007313 [Member] | Xcel Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000007313 [Member] | DTE Energy Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000007313 [Member] | Sempra Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007313 [Member] | Southern Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007313 [Member] | Dominion Energy Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007313 [Member] | American Electric Power Co Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007313 [Member] | Utilities Electric Power [Member]
Holdings [Line Items]
Percent of Total Investments	88.60%
C000007313 [Member] | Telecom Infrastructure [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007313 [Member] | Natural Gas Distribution [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007313 [Member] | Energy Renewables [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007313 [Member] | Utilities Water [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007313 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000007313 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.90%
C000007314 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007314 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007314 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007314 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007314 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007314 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007314 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007314 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007314 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007314 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007314 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007314 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000007314 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007314 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007314 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007314 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007314 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000007314 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000007314 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007314 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007314 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007314 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000007315 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007315 [Member] | Progressive Corp [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007315 [Member] | Cigna Group [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007315 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007315 [Member] | RTX Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007315 [Member] | Boeing Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007315 [Member] | American Express Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007315 [Member] | Marsh And McLennan Cos Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007315 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007315 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007315 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
C000007315 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%
C000007315 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.40%
C000007315 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007315 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007315 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000007315 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.20%
C000007315 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%
C000007315 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007315 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007315 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007315 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.00%
C000007316 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007316 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000007316 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007316 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007316 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007316 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007316 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007316 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007316 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007316 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007316 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007316 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007316 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007316 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007316 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007316 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007316 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007316 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000007316 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%
C000007316 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007316 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007316 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007316 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007317 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000007317 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000007317 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000007317 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%
C000007317 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000007317 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007317 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%
C000007317 [Member] | Netflix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007317 [Member] | Amphenol Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007317 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007317 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000007317 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.20%
C000007317 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007317 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.80%
C000007317 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%
C000007317 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.50%
C000007317 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007317 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000007317 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%
C000007317 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007317 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000007317 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007317 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007318 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007318 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007318 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007318 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007318 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007318 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007318 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007318 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007318 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007318 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007318 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007318 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007318 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007318 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007318 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007318 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007318 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007318 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007318 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007318 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.90%
C000007318 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007318 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000007319 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007319 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007319 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
C000007319 [Member] | Charles Schwab Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007319 [Member] | Schneider Electric SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.50%
C000007319 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000007319 [Member] | Willis Towers Watson PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000007319 [Member] | Honeywell International Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007319 [Member] | Becton Dickinson and Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007319 [Member] | Amadeus IT Group S A [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000007319 [Member] | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000007319 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007319 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007319 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007319 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007319 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007319 [Member] | SPAIN
Holdings [Line Items]
Percent of Total Investments	4.00%
C000007319 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Total Investments	7.00%
C000007319 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	9.30%
C000007319 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	52.90%
C000007319 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000007319 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.10%
C000007324 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007324 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007324 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007324 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007324 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007324 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007324 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007324 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007324 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007324 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007324 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007324 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000007324 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007324 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007324 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007324 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007324 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007324 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007324 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000007324 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007324 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007324 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007324 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007325 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000007325 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000007325 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
C000007325 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007325 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000007325 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007325 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007325 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007325 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007325 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000007325 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007325 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000007325 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007325 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007325 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000007325 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000007325 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000007325 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%
C000007325 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000007325 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000007325 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007325 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000007325 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.60%
C000007326 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007326 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007326 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007326 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007326 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007326 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007326 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007326 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007326 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007326 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007326 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007326 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007326 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007326 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007326 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007326 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007326 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007326 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000007326 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000007326 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007326 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007326 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007326 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007327 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000007327 [Member] | Take Two Interactive Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000007327 [Member] | Guidewire Software Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000007327 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007327 [Member] | Vistra Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007327 [Member] | Verisk Analytics Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007327 [Member] | LPL Financial Holdings Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007327 [Member] | Tyler Technologies Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007327 [Member] | Roblox Corp A [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007327 [Member] | Spotify Technology S A [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007327 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000007327 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	13.40%
C000007327 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000007327 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000007327 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%
C000007327 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.00%
C000007327 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007327 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.30%
C000007327 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000007327 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000007327 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000007327 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
C000007327 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.50%
C000007329 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007329 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007329 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007329 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007329 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007329 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007329 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007329 [Member] | Knife River Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007329 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007329 [Member] | QIAGEN N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007329 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007329 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007329 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000007329 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007329 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007329 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007329 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000007329 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000007329 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007329 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007329 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%
C000007330 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007330 [Member] | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000007330 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000007330 [Member] | Crane Co [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007330 [Member] | StepStone Group Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000007330 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007330 [Member] | Globus Medical Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000007330 [Member] | Knife River Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007330 [Member] | Advanced Energy Industries Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007330 [Member] | QIAGEN N V [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000007330 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
C000007330 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000007330 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.20%
C000007330 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
C000007330 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%
C000007330 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000007330 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.40%
C000007330 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%
C000007330 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000007330 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
C000007330 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	94.10%